Average Annual Total Returns - L Shares - Undiscovered Managers Behavioral Value Fund	Class L Past 1 Year	Class L Past 5 Years	Class L Past 10 Years	Class L Return After Taxes on Distributions Past 1 Year	Class L Return After Taxes on Distributions Past 5 Years	Class L Return After Taxes on Distributions Past 10 Years	Class L Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class L Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class L Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	RUSSELL 2000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	RUSSELL 2000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	RUSSELL 2000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	3.53%	8.17%	10.49%	3.27%	6.86%	9.57%	2.25%	6.22%	8.46%	4.63%	9.65%	8.66%